Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	AIM ETF Products Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001797318
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 26, 2024
Prospectus Date	rr_ProspectusDate	Mar. 25, 2024
(AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF)
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As described in the Fund’s prospectus, the Fund is subject to a “Spread” that represents the minimum return the SPDR® S&P 500® ETF Trust’s share price must achieve in positive market environments before the Fund participates in any positive returns, as measured at the end of the Outcome Period.

The Fund will begin its initial Outcome Period on April 1, 2024, as shown in the table below. The Fund’s Spread is not determined until after the end of the last market day prior to the initial Outcome Period, or March 31, 2024.

As of the date of this Supplement, the Spread for the Fund for the initial Outcome Period is expected to be within the range shown in the table below, before and after taking into account the Fund’s annualized unitary management fee of 0.74% of the Fund’s average daily net assets:

Fund Name	Ticker	Initial Outcome Period	Estimated Spread Range
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF	ARLU	April 1, 2024, to March 31, 2025	2.75% - 3.75% (before management fee) 3.49% - 4.49% (after management fee)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s unitary management fee, as described in the prospectus. The expected Spread range provided here is based upon market conditions as of the date of this Supplement. The final Spread could fall outside of this range if there is a material change in market conditions between the date of this Supplement and the date on which the final Spread is established.